RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16 – RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amount due from and due to related parties as the following:

		As of
		June 30, 2024	December 31, 2023

Due from related parties consist of the following:
Ours Media Hong Kong Limited	Other receivables	$—	$1,799

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$111,154	$90,589
Ours Media Hong Kong Limited	Other payables	203,404	—
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan	1,120,532	1,295,287
		$1,435,090	$1,385,876

Ms. Wong is the common director of the Company and Ours Media Hong Kong Limited (“Ours Media”), she was appointed as director of Ours Media on June 6, 2022.

As of June 30, 2024 and December 31, 2023, the amounts due to Ms. Wong, one of the directors of the Company, are $111,154 and $90,589, respectively, and are unsecured, interest free and have no fixed terms of repayment.

As of June 30, 2024 and December 31, 2023, the loan from DNAP, one of the shareholders of the Company, amounting to $1,120,532 and $1,295,287, respectively, is interest-bearing at 8% per annum and repayable by 12 equal consecutive monthly instalments, commencing on January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024. Save as aforesaid, all other terms of the original loan agreement remained in full force and effect.

In addition to the transactions and balances detailed elsewhere in these unaudited condensed consolidated financial statements, the Company had the following transactions with related parties:

	Six months ended June 30,
	2024	2023

Revenue from related parties	$—	$17,652
Rental expenses paid to related parties	$43,742	$43,650
Loan interest expenses paid to related parties	$35,675	$35,223

The related parties are the Company’s shareholders or companies under common control by Ms. Wong.